Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our Chief Executive Officer (CEO or PEO) and to our other Named Executive Officers (NEOs) and certain financial performance of the company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered fiscal year.
Pay versus Performance Table

					Value of Initial Fixed $100 Investment Based on TSR
Year 1	Summary Compensation Table (SCT) Total Compensation for PEO	Compensation Actually Paid to PEO 2,3	Average SCT Total Compensation for Other NEOs	Average Compensation Actually Paid to Other NEOs 3,4	Total Shareholder Return 5	Peer Group Total Shareholder Return 6	Net Income ($M) 7
2024	$21,402,668	$48,286,219	$6,891,833	$14,218,188	$456.49	$105.72	($107.3)
2023	$24,964,306	$97,119,440	$3,706,450	$12,737,881	$330.36	$108.41	($70.7)
2022	$14,120,246	$62,125,070	$3,514,650	$10,199,276	$184.40	$108.92	($188.7)
Notes:

1.
The CEO and other NEOs for the indicated years were as follows: (i) for 2024, our CEO was Rami Elghandour and our other NEOs were Michelle Gilson and Christopher Heery, (ii) for 2023, our CEO was Rami Elghandour and our other NEOs were Michelle Gilson and Christopher Heery, and (iii) for 2022, our CEO was Rami Elghandour and our other NEOs were Michelle Gilson and Christopher Heery.

2.
Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes. The assumptions used in calculating the fair value of such awards are set forth in Note 13 to our audited consolidated financial statements included in our Annual Report on Form
10-K
for our fiscal year ended December 31, 2024. Compensation actually paid does not mean that our CEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Fiscal Year	Summary Compensation Table Total	Adjustment to Summary Compensation Table Total a	Compensation Actually Paid
2024	$21,402,668	$26,883,551	$48,286,219
2023	$24,964,306	$72,155,134	$97,119,440
2022	$14,120,246	$48,004,824	$62,125,070
The above table reconciles the CEO Summary Compensation Table total to Compensation Actually Paid for the periods indicated.

a	See table below for calculation of Adjustment to Summary Compensation Table Total.

Fiscal Year	Deduction of Grant Date Fair Value of Equity Awards in Summary Compensation Table	Addition of Year End Fair Value of Equity Awards Granted During the Covered Fiscal Year That are Outstanding and Unvested at Fiscal Year End	Addition (Deduction) of Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Addition (Deduction) of Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Fiscal Year	Addition (Deduction) of Change in Fair Value between the End of the Prior Fiscal Year and the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Covered Fiscal Year	Adjustment to Summary Compensation Table Total
2024	($20,192,220)	$24,481,461	$15,222,094	$3,361,365	$4,010,851	$26,883,551
2023	($24,022,636)	$42,899,992	$44,863,788	$1,744,730	$6,669,260	$72,155,134
2022	($13,095,508)	$25,171,607	$27,143,638	$2,447,717	$6,337,370	$48,004,824
The above table shows the additions and deductions from Summary Compensation Table for purposes of determining CEO CAP for each indicated fiscal year.

3.	The numbers in these columns have been revised from the numbers previously reported in last year’s “Pay versus Performance Table” to correct an administrative error.
4.
Amounts reported in this column are based on the average of the total compensation reported for our other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes. The assumptions used in calculating the fair value of such awards are set forth in Note 13 to our audited consolidated financial statements included in our Annual Report on Form
10-K
for our fiscal year ended December 31, 2024. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of the Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Fiscal Year	Average Summary Compensation Table Total	Adjustment to Average Summary Compensation Table Total a	Average Compensation Actually Paid
2024	$6,891,833	$7,326,355	$14,218,188
2023	$3,706,450	$9,031,431	$12,737,881
2022	$3,514,650	$6,684,626	$10,199,276
The above table reconciles the
non-CEO
NEO’s Average Summary Compensation Table total to Compensation Actually Paid for the periods indicated.

a	See table below for calculation of Adjustment to Average Summary Compensation Table Total for Non-CEO NEOs.

Fiscal Year	Deduction of Grant Date Fair Value of Equity Awards in Summary Compensation Table	Addition of Year End Fair Value of Equity Awards Granted During the Covered Fiscal Year That are Outstanding and Unvested at Fiscal Year End	Addition (Deduction) of Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Addition (Deduction) of Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Fiscal Year	Addition (Deduction) of Change in Fair Value between the End of the Prior Fiscal Year and the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Covered Fiscal Year	Adjustment to Average Summary Compensation Table Total
2024	($6,101,576)	$7,397,673	$3,593,753	$1,015,725	$1,420,780	$7,326,355
2023	($3,063,352)	$5,219,997	$5,350,606	$523,427	$1,000,753	$9,031,431
2022	($2,920,421)	$6,904,083	$1,877,378	$393,101	$430,485	$6,684,626
The above table includes supplemental data for the additions and deductions resulting in the equity component of
Non-CEO
NEOs Average.

5.
Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on the first full day of trading of our stock (February 4, 2022) and reinvesting all dividends until the last day of each reported fiscal year.

6.
The peer group used in this disclosure is the Nasdaq Biotechnology Index, which is the same peer group used in Arcellx’s Annual Report on Form
10-K
for the year ended December 31, 2024. Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on the first full day of trading of our stock (February 4, 2022) and reinvesting all dividends until the last day of each reported fiscal year.

7.	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.

Named Executive Officers, Footnote	The CEO and other NEOs for the indicated years were as follows: (i) for 2024, our CEO was Rami Elghandour and our other NEOs were Michelle Gilson and Christopher Heery, (ii) for 2023, our CEO was Rami Elghandour and our other NEOs were Michelle Gilson and Christopher Heery, and (iii) for 2022, our CEO was Rami Elghandour and our other NEOs were Michelle Gilson and Christopher Heery.
Peer Group Issuers, Footnote	The peer group used in this disclosure is the Nasdaq Biotechnology Index, which is the same peer group used in Arcellx’s Annual Report on Form
10-K
	for the year ended December 31, 2024. Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on the first full day of trading of our stock (February 4, 2022) and reinvesting all dividends until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 21,402,668	$ 24,964,306	$ 14,120,246
PEO Actually Paid Compensation Amount	$ 48,286,219	97,119,440	62,125,070
Adjustment To PEO Compensation, Footnote
2.
Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes. The assumptions used in calculating the fair value of such awards are set forth in Note 13 to our audited consolidated financial statements included in our Annual Report on Form
10-K
for our fiscal year ended December 31, 2024. Compensation actually paid does not mean that our CEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Fiscal Year	Summary Compensation Table Total	Adjustment to Summary Compensation Table Total a	Compensation Actually Paid
2024	$21,402,668	$26,883,551	$48,286,219
2023	$24,964,306	$72,155,134	$97,119,440
2022	$14,120,246	$48,004,824	$62,125,070
The above table reconciles the CEO Summary Compensation Table total to Compensation Actually Paid for the periods indicated.

a	See table below for calculation of Adjustment to Summary Compensation Table Total.

Fiscal Year	Deduction of Grant Date Fair Value of Equity Awards in Summary Compensation Table	Addition of Year End Fair Value of Equity Awards Granted During the Covered Fiscal Year That are Outstanding and Unvested at Fiscal Year End	Addition (Deduction) of Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Addition (Deduction) of Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Fiscal Year	Addition (Deduction) of Change in Fair Value between the End of the Prior Fiscal Year and the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Covered Fiscal Year	Adjustment to Summary Compensation Table Total
2024	($20,192,220)	$24,481,461	$15,222,094	$3,361,365	$4,010,851	$26,883,551
2023	($24,022,636)	$42,899,992	$44,863,788	$1,744,730	$6,669,260	$72,155,134
2022	($13,095,508)	$25,171,607	$27,143,638	$2,447,717	$6,337,370	$48,004,824
The above table shows the additions and deductions from Summary Compensation Table for purposes of determining CEO CAP for each indicated fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 6,891,833	3,706,450	3,514,650
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,218,188	12,737,881	10,199,276
Adjustment to Non-PEO NEO Compensation Footnote
4.
Amounts reported in this column are based on the average of the total compensation reported for our other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes. The assumptions used in calculating the fair value of such awards are set forth in Note 13 to our audited consolidated financial statements included in our Annual Report on Form
10-K
for our fiscal year ended December 31, 2024. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of the Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Fiscal Year	Average Summary Compensation Table Total	Adjustment to Average Summary Compensation Table Total a	Average Compensation Actually Paid
2024	$6,891,833	$7,326,355	$14,218,188
2023	$3,706,450	$9,031,431	$12,737,881
2022	$3,514,650	$6,684,626	$10,199,276
The above table reconciles the
non-CEO
NEO’s Average Summary Compensation Table total to Compensation Actually Paid for the periods indicated.

a	See table below for calculation of Adjustment to Average Summary Compensation Table Total for Non-CEO NEOs.

Fiscal Year	Deduction of Grant Date Fair Value of Equity Awards in Summary Compensation Table	Addition of Year End Fair Value of Equity Awards Granted During the Covered Fiscal Year That are Outstanding and Unvested at Fiscal Year End	Addition (Deduction) of Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Addition (Deduction) of Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Fiscal Year	Addition (Deduction) of Change in Fair Value between the End of the Prior Fiscal Year and the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Covered Fiscal Year	Adjustment to Average Summary Compensation Table Total
2024	($6,101,576)	$7,397,673	$3,593,753	$1,015,725	$1,420,780	$7,326,355
2023	($3,063,352)	$5,219,997	$5,350,606	$523,427	$1,000,753	$9,031,431
2022	($2,920,421)	$6,904,083	$1,877,378	$393,101	$430,485	$6,684,626
The above table includes supplemental data for the additions and deductions resulting in the equity component of
Non-CEO
NEOs Average.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 456.49	330.36	184.4
Peer Group Total Shareholder Return Amount	105.72	108.41	108.92
Net Income (Loss)	$ (107,300,000)	(70,700,000)	(188,700,000)
PEO Name	Rami Elghandour
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 26,883,551	72,155,134	48,004,824
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,192,220)	(24,022,636)	(13,095,508)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,481,461	42,899,992	25,171,607
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,222,094	44,863,788	27,143,638
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,361,365	1,744,730	2,447,717
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,010,851	6,669,260	6,337,370
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,326,355	9,031,431	6,684,626
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,101,576)	(3,063,352)	(2,920,421)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,397,673	5,219,997	6,904,083
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,593,753	5,350,606	1,877,378
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,015,725	523,427	393,101
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,420,780	$ 1,000,753	$ 430,485